PARENT COMPANY CONDENSED FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income (loss)	$ 903	$ (22)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net cash provided by operating activities	1,677	2,245
Investing activities
Net cash provided by investing activities	4,613	11,552
Financing activities
Net Proceeds from stock offering	12,849
Purchase of treasury stock	(7)	(3)
Net cash used in financing activities	(355)	(16,835)
Net change in cash and cash equivalents	5,935	(3,038)
Cash and cash equivalents at beginning of year	16,346	19,384
Cash and cash equivalents at end of year	22,281	16,346
Parent Company
Operating activities
Net income (loss)	903	(22)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in undistributed income (loss) of bank subsidiary	(976)	16
Change in other assets and liabilities	14	(23)
Net cash provided by operating activities	(59)	(29)
Investing activities
Capital distribution to Bank	(6,393)
ESOP loan disbursement and repayment, net	(1,081)
Net cash provided by investing activities	(7,474)
Financing activities
Net Proceeds from stock offering	12,849
Purchase of treasury stock	(7)	(3)
Net cash used in financing activities	12,842	(3)
Net change in cash and cash equivalents	5,309	(32)
Cash and cash equivalents at beginning of year	307	339
Cash and cash equivalents at end of year	$ 5,616	$ 307